INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2024
Income Tax And Social Contribution
INCOME TAX AND SOCIAL CONTRIBUTION

37)	INCOME TAX AND SOCIAL CONTRIBUTION

a)	Calculation of income tax and social contribution charges

	R$ thousands
	Year ended December 31
	2024	2023	2022
Income before income tax and social contribution	16,900,514	10,208,351	24,621,610
Total burden of income tax (25%) and social contribution (20%) at the current rates	(7,605,231)	(4,593,758)	(11,079,725)
Effect of additions and exclusions in the tax calculation:
Earnings (losses) of associates and joint ventures	689,213	945,756	610,167
Interest on shareholders’ equity	5,077,509	5,089,859	4,577,308
Other amounts (1)	2,480,148	2,852,557	2,727,410
Income tax and social contribution for the period	641,639	4,294,414	(3,164,840)
Effective rate	3.8%	42.1%	(12.9%)
(1)	Primarily, includes: (i) the equalization of the effective rate of financial companies except banks, insurance companies and non-financial companies, in relation to that shown; and (ii) the incentivized deductions.

b)	Composition of income tax and social contribution in the consolidated statement of income

	R$ thousands
	Year ended December 31
	2024	2023	2022
Current taxes:
Income tax and social contribution expense	(7,414,511)	(6,622,719)	(4,854,205)
Deferred taxes
Constitution/realization in the period on temporary additions and exclusions	8,194,223	11,152,253	1,352,590
Use of opening balances of:
Social contribution loss	(168,131)	(148,548)	(44,551)
Income tax loss	(202,260)	(176,932)	(45,106)
Addition for:
Social contribution loss	69,624	34,413	78,056
Income tax loss	162,694	55,947	348,376
Total deferred tax benefit	8,056,150	10,917,133	1,689,365
Income tax benefit / (expense)	641,639	4,294,414	(3,164,840)

c)	Deferred income tax and social contribution presented in the consolidated statement of financial position

	R$ thousands
	Balance on December 31, 2023	Amount recorded	Amount realized	Balance on December 31, 2024
Provisions for credit losses	59,099,785	16,581,669	(8,155,178)	67,526,276
Civil provisions	3,778,420	355,631	(706,320)	3,427,730
Tax provisions	3,241,356	290,403	(103,261)	3,428,498
Labor provisions	2,068,013	278,344	(1,180,385)	1,165,970
Impairment of securities and investments	3,249,695	1,586,509	(1,288,999)	3,547,205
Non-financial assets held for sale	735,678	193,066	(229,410)	699,334
Adjustment to fair value of securities	270,017	3,592	(257,796)	15,813
Amortization of goodwill	403,841	15,589	(23,386)	396,044
Other	5,356,240	3,290,060	(2,765,888)	5,880,412
Total deductible taxes on temporary differences	78,203,042	22,594,863	(14,710,623)	86,087,282
Income tax and social contribution losses in Brazil and overseas	18,893,423	232,318	(370,391)	18,755,350
Subtotal	97,096,465	22,827,181	(15,081,014)	104,842,632
Adjustment to fair value of securities at fair value through other comprehensive income	1,180,023	4,810,633	(3,634,302)	2,356,354
Total deferred tax assets (1)	98,276,488	27,637,814	(18,715,316)	107,198,986
Deferred tax liabilities (1)	7,365,091	663,702	(973,685)	7,055,108
Net deferred taxes (1)	90,911,397	26,974,112	(17,741,631)	100,143,878

	R$ thousands
	Balance on December 31, 2022	Amount recorded	Amount realized	Balance on December 31, 2023
Provisions for credit losses	51,069,942	17,996,746	(9,966,903)	59,099,785
Civil provisions	3,509,402	685,455	(416,437)	3,778,420
Tax provisions	3,262,366	303,532	(324,545)	3,241,353
Labor provisions	2,686,567	359,617	(978,171)	2,068,013
Impairment of securities and investments	2,441,248	1,455,059	(646,612)	3,249,695
Non-financial assets held for sale	761,801	213,118	(239,241)	735,678
Adjustment to fair value of securities	80,520	208,065	(18,568)	270,017
Amortization of goodwill	406,655	20,870	(23,684)	403,841
Other	4,252,332	3,067,006	(1,963,098)	5,356,240
Total deductible taxes on temporary differences	68,470,833	24,309,468	(14,577,259)	78,203,042
Income tax and social contribution losses in Brazil and overseas	19,128,543	90,360	(325,480)	18,893,423
Subtotal	87,599,376	24,399,828	(14,902,739)	97,096,465
Adjustment to fair value of securities at fair value through other comprehensive income	3,767,052	413,331	(3,000,360)	1,180,023
Total deferred tax assets (1)	91,366,428	24,813,159	(17,903,099)	98,276,488
Deferred tax liabilities (1)	8,785,135	987,691	(2,407,735)	7,365,091
Net deferred taxes (1)	82,581,293	23,825,468	(15,495,364)	90,911,397
(1)	Deferred income and social contribution tax assets and liabilities are offset in the statement of financial position within each taxable entity, which was a total of R$(5,548,220) thousand in 2024 (R$(5,757,564) thousand in 2023).

d)	Expected realization of deferred tax assets on temporary differences and carry-forward tax losses

	On December 31, 2024 - R$ thousand
	Temporary differences		Carry-forward tax losses		Total
	Income tax	Social contribution	Income tax	Social contribution
2025	7,759,849	6,088,210	170,393	93,196	14,111,648
2026	8,966,110	7,101,433	187,190	90,064	16,344,797
2027	7,531,727	5,968,641	156,330	58,439	13,715,137
2028	7,563,722	5,922,301	591,801	409,330	14,487,154
2029	6,065,862	4,706,850	1,002,763	756,229	12,531,704
2030	3,536,177	2,802,450	1,227,384	1,001,317	8,567,328
2031	2,546,685	2,011,892	1,596,397	1,301,212	7,456,186
2032	1,935,387	1,524,740	1,949,189	1,588,475	6,997,791
2033	1,544,402	1,163,226	2,340,983	1,922,001	6,970,612
2034	759,476	588,142	928,425	1,384,232	3,660,275
Total	48,209,397	37,877,885	10,150,855	8,604,495	104,842,632

The projection of realization of tax credits is an estimate and is not directly related to the expectation of accounting profits and contemplates the rules for deductibility of credit losses, established by Laws No. 14,467/22 and No. 15,078/24.

e)	Deferred tax liabilities

	R$ thousands
	Balance on December 31, 2023	Amount constituted	Amount realized	Balance on December 31, 2024
Fair value adjustment to securities and derivative financial instruments	1,150,588	60,628	(768,077)	443,139
Difference in depreciation	616,829	190,634	(81,260)	726,203
Judicial deposit	1,787,400	251,639	(30,511)	2,008,528
Other	3,810,273	160,801	(93,837)	3,877,238
Total deferred tax liabilities	7,365,090	663,702	(973,685)	7,055,108

	R$ thousands
	Balance on December 31, 2022	Amount constituted	Amount realized	Balance on December 31, 2023
Fair value adjustment to securities and derivative financial instruments	1,310,556	342,978	(502,946)	1,150,588
Difference in depreciation	434,496	191,982	(9,649)	616,829
Judicial deposit	2,735,883	276,277	(1,224,760)	1,787,400
Other	4,304,200	176,453	(670,380)	3,810,273
Total deferred tax liabilities	8,785,135	987,690	(2,407,735)	7,365,090

f)	Income tax and social contribution on adjustments recognized directly in other comprehensive income

	R$ thousands
	On December 31, 2024			On December 31, 2023
	Before tax	Tax (expense)/ benefit	Net of tax	Before tax	Tax (expense)/ benefit	Net of tax
Debt instruments at fair value through other comprehensive income	(10,616,772)	4,351,914	(6,264,858)	8,792,390	(3,725,426)	5,066,964
Exchange differences on translations of foreign operations	759,955	(341,980)	417,975	21,664	(9,749)	11,915
Other	4,429,936	(1,993,471)	2,436,465	(2,183,307)	982,488	(1,200,819)
Total	(5,426,881)	2,016,463	(3,410,418)	6,630,746	(2,752,686)	3,878,060